Document and Entity Information	Sep. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2025
Entity File Number	1-8601
Entity Registrant Name	CreditRiskMonitor.com, Inc.
Entity Central Index Key	0000315958
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	36-2972588
Entity Address, Address Line One	704 EXECUTIVE BOULEVARD
Entity Address, Address Line Two	SUITE A
Entity Address, City or Town	VALLEY COTTAGE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10989
City Area Code	845
Local Phone Number	230-3000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false